Advance Payments to Suppliers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Payments To Suppliers and Employees [Abstract]
Advance Payments To Suppliers [Text Block]
NOTE 4 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At March 31, 2012 and December 31, 2011, advance payments to suppliers consisted of the following:

	March 31, 2012	December 31, 2011
Advance payments to corn suppliers	$13,269,616	$16,319,506
Other	2,864	88,614
	$13,272,480	$16,408,120

NOTE 5 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At December 31, 2011 and 2010, advance payments to suppliers consisted of the following:

	December 31, 2011	December 31, 2010
Advance payments to corn suppliers	$16,319,506	$-
Other	88,614	-
	$16,408,120	$-